Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes
14. Income taxes:
In the fourth quarter of 2025, the Company adopted ASU 2023-09 - Income Taxes (Topic 740): Improvements to income tax disclosures prospectively, and the associated changes have been reflected below.
(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 15% for the year ended December 31, 2025 as follows:

	Year ended December 31, 2025
	Amount	Rate
Net loss before taxes after adjustments	$(29,428)

Expected income tax expense (recovery)	(4,414)	15.0%

Increase (reduction) in income taxes resulting from:
Canadian Federal Reconciling Items:
Other permanent differences	377	(1.3)%
Cross-border items
Foreign accrual property income	305	(1.0)%
Deemed interest inclusion	302	(1.0)%
Expired losses	2,931	(10.0)%
Change in valuation allowance	955	(3.2)%
Other	7	—%
Provincial tax effect	—	—%

Foreign tax effects
US:
Foreign tax rate differences, foreign exchange and other adjustments	515	(1.8)%
Expired losses	1,188	(4.1)%
Change in valuation allowance	(1,977)	6.7%
Other	(127)	0.4%

China:
Expired losses	1,174	(4.0)%
Change in valuation allowance	(1,020)	3.5%
Other	(66)	0.2%

Jurisdictions	(7)	—%

Income tax expense (recovery)	$143	(0.5)%
Income tax expense reconciliation prior to adoption of ASU 2023-09 for years ended December 31, 2024, and 2023 applying the enacted Canadian federal statutory income tax rate of 15% as follows:

	Years ended December 31,
	2024	2023

Expected income tax expense (recovery)	$(4,613)	$(7,214)
Non-deductible stock-based compensation	88	167
Other permanent differences	1,001	(3,699)
Withholding taxes and other foreign taxes	1,217	337
Change in enacted tax rates	—	222
Foreign tax rate differences, foreign exchange and other adjustments	808	(147)
Change in valuation allowance	3,587	4,746
Expired losses	(604)	916
Provincial tax effect	1,048	4,999
Non-taxable portion of capital gains	(2,016)	—
Income tax expense (recovery)	$516	$327
(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31,
	2025	2024	2023
Deferred income tax assets:
Net loss carry forwards	$227,639	$208,708	$225,659
Intangible assets	3,592	3,647	3,793
Property, plant and equipment	12,464	15,132	20,047
Warranty liability	85	279	466
Deferred revenue	254	270	130
Foreign tax credits	5,861	5,861	691
Inventory	245	11	1,240
Research and development	4,326	4,698	5,074
Financing and share issuance cost	(5)	330	725
Restricted interest and financing expense	2,898	3,785	—
Other	3,352	3,256	7,821
Total gross deferred income tax assets	260,711	245,977	265,646
Valuation allowance	(260,411)	(245,827)	(265,333)
Total deferred income tax assets	$300	$150	$313
Deferred income tax liabilities:
Property, plant and equipment	118	46	30
Other	(418)	(196)	(343)
Total deferred income tax liabilities	$(300)	$(150)	$(313)
Total net deferred income tax assets	$—	$—	$—
The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided. The deferred income tax assets have been reduced by the uncertain tax position presented in note 14(f).
(c)    The components of the Company’s income tax expense (recovery) after adoption of ASU 2023-09 are as follows:

	Year ended December 31,
	2025	2024	2023
Loss from continuing operations before income taxes
Canada	$(32,592)	$(34,144)	$(39,783)
Foreign	3,164	3,392	(8,308)
Total income before income taxes	(29,428)	(30,752)	(48,091)

	Year ended December 31,
	2025	2024	2023
Income tax expense (benefit) from continuing operations
Current tax expense (benefit)
Foreign	143	481	344
Total current income tax expense (benefit)	143	481	344
Deferred tax expense (benefit)
Foreign	—	35	(17)
Total deferred income tax expense (benefit)	—	35	(17)
Total income tax expense (benefit)
Foreign	143	516	327
Total income tax expense (benefit)	$143	$516	$327
(d)    The Company has loss carry-forwards in various tax jurisdictions available to offset future taxable income that expire in the following years, as follows:

	2027	2028	2029 and later	Total
Canada	$4,475	$14,159	$686,085	$704,719
United States	—	—	86,209	86,209
Italy	—	—	695	695
Sweden	—	—	11,731	11,731
China	2,387	1,555	1,541	5,483
Australia and Other	—	—	6,637	6,637
Total	$6,862	$15,714	$792,898	$815,474
Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.
(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.
(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2025, the total amount of the Company’s uncertain tax benefits was $3,146 (December 31, 2024 - $3,006). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2022 to 2025 taxation years remain open to examination by the Internal Revenue Service, the 2020 to 2025 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.
(g)    Net income tax payments after adoption of ASU 2023-09.

	Years ended December 31,
	2025	2024	2023
Canada
Federal	—	—	—
Provincial	—	—	—
Netherlands	1,125	1,081	608
Italy	382	*	321
Poland	253	245	702
Luxembourg - Net Wealth Tax	*	114	*
India (WHT)	137	234	321
Turkey - Corporate Tax Refund	*	420	269
Other Foreign Jurisdiction	28	14	81
Total net income tax payments	$1,925	$2,108	$2,302
* the amount of income taxes paid during the year does not meet the 5% disaggregation threshold.